Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 732	$ 937	$ 1,075
Unfavorable leasehold interests-hotels, restaurants, offices [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,000	$ 1,100	$ 1,000